Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Loans held-for-sale, measured at fair value	$ 4,818	$ 6,801
Financial liabilities
Long-term debt	30,097	36,404
Carrying Value
Financial assets
Loans	863,561	842,259
Loans held-for-sale, measured at fair value	7,453	12,836
Financial liabilities
Deposits	1,197,259	1,118,936
Long-term debt	236,764	243,139
Commercial unfunded lending commitments	(1,300)	(932)
Estimate of Fair Value Measurement
Financial assets
Loans	875,594	863,544
Loans held-for-sale, measured at fair value	7,453	12,854
Financial liabilities
Deposits	1,197,577	1,119,427
Long-term debt	241,109	252,054
Commercial unfunded lending commitments	(6,300)	(3,800)
Estimate of Fair Value Measurement | Level 2
Financial assets
Loans	70,223	87,174
Loans held-for-sale, measured at fair value	5,347	12,236
Financial liabilities
Deposits	1,197,577	1,119,427
Long-term debt	239,596	249,692
Estimate of Fair Value Measurement | Level 3
Financial assets
Loans	805,371	776,370
Loans held-for-sale, measured at fair value	2,106	618
Financial liabilities
Deposits	0	0
Long-term debt	$ 1,513	$ 2,362